Related party transactions - Schedule of Major Related Party and Relationship (Details)	6 Months Ended
Jun. 30, 2020
MEDx (Suzhou) Translational Medicine Co., Ltd. (Formerly known as Qiagen (Suzhou) translational medicine Co., Ltd)
Related Party Transaction [Line Items]
Relationship with the Group	Significant influence held by Samantha Du’s (Director, Chairwoman and Chief Executive Officer of the Company) immediate family